REVENUE AND CONTRACT BALANCES - Schedule of contracts with customers, Revenue (Q2) (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Revenue		$ 166,403		$ 179,619		$ 333,342		$ 394,661		$ 186,387
Self-mining Business [Member]
Revenues
Revenue		34,713		41,010
Hash Rate Subscription [Member]
Revenues
Revenue		21,877		46,861		77,862		53,952		31,389
Electricity Subscription [Member]
Revenues
Revenue		13,994		24,583		39,525		35,113		45,242
Additional consideration from acceleration plan arrangements [Member]
Revenues
Revenue		168		3,449		3,954		35,140		1,657
Sale of mining machines
Revenues
Revenue		2		442		705		45,693		15,844
Cloud Hosting Arrangements [Member]
Revenues
Revenue		1,805	[1]	6,787	[1]	12,723	[2]	7,568	[2]	2,929	[2]
Membership Hosting [Member]
Revenues
Revenue		40,435				26,056
General Hosting [Member]
Revenues
Revenue		49,911		53,000		99,251		18,312
Other Products [Member]
Revenues
Revenue	[3]	$ 3,498		$ 3,487		$ 10,907		$ 7,190		$ 833

[1]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the periods ended June 30, 2022 and 2023.
[2]	The Group did not generate any revenue from the additional consideration from Cloud Hosting arrangements offered under accelerator mode for the years ended December 31, 2020, 2021 and 2022.
[3]	Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.Others include revenue generated primarily from providing technical and human resources service, repairment services of hosted mining machines, lease of investment properties, and the sale of mining machine peripherals.